Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 24, 2021	Oct. 23, 2017 USD ($)	Mar. 26, 2022 USD ($)	Mar. 27, 2021 CAD ($)	Mar. 27, 2021 USD ($)	Feb. 20, 2019 USD ($)	Jan. 20, 2019 USD ($)	Jun. 29, 2018 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness			$ 43,157		$ 53,387
New credit facility maturity date	Dec. 31, 2026
Line of credit facility covenant terms cash minimum			$ 8,500
Minimum excess availability percentage of borrowings			40.00%
Minimum excess availability percentage of line cap			25.00%
Mortgage on movable property (general) under the Civil Code (Quebec)				$ 200.0
Credit Facility [Member]
Line of Credit Facility [Line Items]
Minimum excess availability		$ 8,500
Senior secured credit facility		$ 85,000
New credit facility maturity date		Oct. 31, 2022
Total commitments		$ 5,000
Line of credit facility covenant terms cash minimum		$ 8,500
Term Loan [Member]
Line of Credit Facility [Line Items]
Minimum excess availability								$ 8,500
Interest rate of CDOR plus spread								7.00%
Long-term senior secured term loan								$ 12,500
Senior secured revolving credit facility, seasonal availability block						$ 2,000	$ 5,000
Line of credit facility covenant terms cash minimum								$ 8,500
AmendedCredit Facility [Member]
Line of Credit Facility [Line Items]
Bank indebtedness			$ 43,200		53,400
Long-term Debt, Gross			43,700		53,700
Senior secured revolving credit facility, excess availability			19,100		18,800
New credit facility maturity date	Dec. 31, 2026
Debt Issuance Costs, Net			$ 500		$ 300
Maximum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1.1
Maximum [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread		2.00%
Maximum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread	7.75%
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1
Minimum [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread		1.50%
Minimum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread	6.75%